BASIC AND DILUTED NET EARNINGS PER SHARE (Schedule of Basic and Diluted Net Earnings Per Share) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Profit attributable to Eltek Ltd shareholders	$ 5,039	$ 2,608	$ 1,793
Denominator:
Denominator for basic profit per share weighted-average number of shares outstanding	5,840,357	4,495,329	3,734,189
Effect of diluting securities:
Employee share options	28,205	5,815	128
Denominator for diluted profit per share - adjusted weighted average shares and assumed exercises	5,868,562	4,501,144	3,734,317